Contents of Significant Accounts (Tables)	12 Months Ended
Dec. 31, 2019
Statement [Line Items]
Cash and Cash Equivalents
(1)	Cash and Cash Equivalents

	As of December 31,
	2018	2019
	NT$	NT$
	(In Thousands)	(In Thousands)
Cash on hand and petty cash	$6,091	$6,074
Checking and savings accounts	25,021,265	26,384,925
Time deposits	49,139,549	59,966,481
Repurchase agreements collateralized by government bonds and corporate notes	9,494,834	9,134,997

Total	$83,661,739	$95,492,477

Aging Analysis of Accounts Receivables, Net
Aging analysis of accounts receivable, net:

	As of December 31,
	2018	2019
	NT$	NT$
	(In Thousands)	(In Thousands)
Neither past due nor impaired	$18,271,304	$21,924,797

Past due but not impaired:
≤ 30 days	3,407,690	2,364,311
31 to 60 days	739,054	204,791
61 to 90 days	545,366	85,131
91 to 120 days	365,007	138,788
≥ 121 days	407,568	797 , 065

Subtotal	5,464,685	3,5 90 , 08 6

Total	$23,735,989	$25, 514 , 883

Movement of Loss Allowance
Movement of loss allowance for accounts receivable:

	For the years ended December 31,
	2018	2019
	NT$	NT$
	(In Thousands)	(In Thousands)
Beginning balance	$39,578	$48,152
Net charge for the period	8,574	573 , 258

Ending balance	$48,152	$621 , 41 0

Inventories, Net
(4)	Inventories, Net

	As of December 31,
	2018	2019
	NT$	NT$
	(In Thousands)	(In Thousands)
Raw materials	$3,766,056	$5,102,571
Supplies and spare parts	3,133,737	3,548,376
Work in process	10,034,488	11,309,718
Finished goods	1,268,838	1,754,137

Total	$18,203,119	$21,714,802

Summary of Fair Value of Each Investment in Equity Instrument
The fair value of each investment in equity instrument to be measured at fair value through other comprehensive income is as follows:

		As of December 31,
Type of securities	Name of securities	2018	2019
		NT$	NT$
		(In Thousands)	(In Thousands)
Common stock	SILICON INTEGRATED SYSTEMS CORP.	1,032,930	961,898
Common stock	UNIMICRON HOLDING LIMITED	561,261	795,795
Common stock	MIE FUJITSU SEMICONDUCTOR LIMITED	2,220,103	—
Common stock	UNIMICRON TECHNOLOGY CORP.	4,373,833	8,237,712
Common stock	ITE TECH. INC.	424,383	616,333
Common stock	NOVATEK MICROELECTRONICS CORP.	2,335,131	3,601,365
Common stock	SHIN-ETSU HANDOTAI TAIWAN CO., LTD.	453,810	334,635
Preferred stock	MTIC HOLDINGS PTE. LTD.	184,026	175,494

Summary of income recognized in profit or loss and other comprehensive income
b.	Amounts recognized in profit or loss and other comprehensive income in relation to the financial assets at fair value through other comprehensive income are listed below:

	For the years ended December 31,
	2018	2019
	NT$	NT$
	(In Thousands)	(In Thousands)
Dividend income recognized in profit or loss
Held at end of period	$268,406	$365,052
Derecognized during the period	—	—

Total	$268,406	$365,052

Summary of disposed and derecognized partial equity instrument investments measured at fair value through comprehensive income
c.
In consideration of the Company’s investment strategy, the Company disposed and derecognized partial equity instrument investments measured at fair value through other comprehensive income. Details on derecognition of such investments for the years ended December 31, 2018 and 2019 are as follow:

	For the years ended December 31,
	2018	2019
	NT$	NT$
	(In Thousands)	(In Thousands)
Fair value on the date of sale	$—	$2,348,454

Cumulative gains (losses) reclassified to retained earnings due to derecognition	$—	$(551,903)

Details of Investments Accounted for Under the Equity Method
(6)	Investments Accounted For Under the Equity Method

a.	Details of investments accounted for under the equity method are as follows:

	As of December 31,
	2018		2019
Investee companies	Amount	Percentage of ownership or voting rights	Amount	Percentage of ownership or voting rights
	NT$		NT$
	(In Thousands)		(In Thousands)
Listed companies
CLIENTRON CORP.	$249,663	22.39	$276,515	21.90
FARADAY TECHNOLOGY CORP. (FARADAY) (Note A)	1,483,111	13.78	1,473,028	13.78
Unlisted companies
MTIC HOLDINGS PTE. LTD.	3,026	45.44	18,157	45.44
WINAICO IMMOBILIEN GMBH (Note B)	—	44.78	—	44.78
PURIUMFIL INC.	—	—	7,164	44.45
UNITECH CAPITAL INC.	568,005	42.00	642,660	42.00
TRIKNIGHT CAPITAL CORPORATION	1,520,575	40.00	2,281,631	40.00
HSUN CHIEH INVESTMENT CO., LTD.	1,608,551	36.49	1,686,502	36.49
YANN YUAN INVESTMENT CO., LTD.	2,032,013	30.87	2,761,821	30.87
HSUN CHIEH CAPITAL CORP.	161,319	30.00	122,060	30.00
VSENSE CO., LTD.	31,544	26.89	592	25.90
UNITED LED CORPORATION HONG KONG LIMITED	167,953	25.14	121,973	25.14
TRANSLINK CAPITAL PARTNERS I, L.P. (Note C)	120,440	10.38	172,414	10.38
WINAICO SOLAR PROJEKT 1 GMBH (Note B)	—	50.00	—	—
YUNG LI INVESTMENTS, INC.	2,213	45.16	—	—

Total	$7,948,413		$9,564,517

Note A:
Beginning from June 2015, the Company accounts for its investment in FARADAY as an associate given the fact that the Company obtained the ability to exercise significant influence over FARADAY through representation on its Board of Directors.

Note B:	WINAICO SOLAR PROJEKT 1 GMBH and WINAICO IMMOBILIEN GMBH are joint ventures to the Company.

Note C:	The Company follows international accounting practices in equity accounting for limited partnerships and uses the equity method to account for these investees.

Property, Plant and Equipment
(7)	Property, Plant and Equipment
2018
Cost:

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2018	$1,314,402	$38,073,660	$826,268,919	$75,782	$7,675,798	$52,557	$20,761,439	$894,222,557
Additions	—	—	—	—	—	—	17,579,689	17,579,689
Disposals	—	(64,878)	(2,330,437)	(18,363)	(40,199)	—	—	(2,453,877)
Disposal of a subsidiary	—	—	(224,895)	—	(6,515)	(2,226)	—	(233,636)
Transfers and reclassifications	—	375,854	27,447,023	8,884	433,665	2,049	(27,693,591)	573,884
Exchange effect	—	(78,334)	2,527,895	52	(5,848)	1,069	(96,774)	2,348,060

As of December 31, 2018	$1,314,402	$38,306,302	$853,688,505	$66,355	$8,056,901	$53,449	$10,550,763	$912,036,677

Accumulated Depreciation and Impairment:

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2018	$—	$16,960,853	$665,771,857	$57,031	$5,636,982	$48,204	$5,949	$688,480,876
Depreciation	—	1,535,409	47,871,174	6,080	533,628	2,298	—	49,948,589
Disposals	—	(57,812)	(2,286,359)	(17,963)	(25,467)	—	—	(2,387,601)
Disposal of a subsidiary	—	—	(180,843)	—	(5,264)	(2,014)	—	(188,121)
Transfers and reclassifications	—	297	(3,164)	—	2,867	—	—	—
Exchange effect	—	26,497	3,302,523	286	5,941	1,092	—	3,336,339

As of December 31, 2018	$—	$18,465,244	$714,475,188	$45,434	$6,148,687	$49,580	$5,949	$739,190,082

Net carrying amount:
As of December 31, 2018	$1,314,402	$19,841,058	$139,213,317	$20,921	$1,908,214	$3,869	$10,544,814	$172,846,595

2019
a.
Assets Used by the Company (Note):
Cost:

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2019	$861,487	$35,681,733	$853,481,220	$66,355	$6,736,916	$53,449	$10,550,763	$907,431,923
Additions	—	—	—	—	—	—	14,579,988	14,579,988
Disposals	—	(4,637)	(8,122,361)	(3,563)	(196,487)	(6,180)	(27,758)	(8,360,986)
Disposal of a subsidiary	—	—	(161,781)	—	—	—	—	(161,781)
Acquisition of a subsidiary	871,700	3,087,585	6,704,236	9	54,978	8,372	739,663	11,466,543
Transfers and reclassifications	—	211,285	20,723,346	3,557	285,891	11,712	(20,179,970)	1,055,821
Exchange effect	(41,064)	(538,378)	(7,077,088)	(449)	(39,174)	(1,470)	(79,170)	(7,776,793)

As of December 31, 2019	$1,692,123	$38,437,588	$865,547,572	$65,909	$6,842,124	$65,883	$5,583,516	$918,234,715

Accumulated Depreciation and Impairment:

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2019	$—	$17,549,256	$714,286,307	$45,434	$5,112,684	$49,580	$5,949	$737,049,210
Depreciation	—	1,542,864	44,307,925	6,105	488,216	2,441	—	46,347,551
Impairment loss	—	—	84,974	—	—	—	—	84,974
Disposals	—	(4,624)	(8,105,713)	(3,563)	(195,766)	(5,371)	(5,949)	(8,320,986)
Disposal of a subsidiary	—	—	(127,455)	—	—	—	—	(127,455)
Transfers and reclassifications	—	—	66,682	—	(325)	514	—	66,871
Exchange effect	—	(136,976)	(4,789,755)	(182)	(21,375)	(1,017)	—	(4,949,305)

As of December 31, 2019	$—	$18,950,520	$745,722,965	$47,794	$5,383,434	$46,147	$—	$770,150,860

Net carrying amount:
As of December 31, 2019	$1,692,123	$19,487,068	$119,824,607	$18,115	$1,458,690	$19,736	$5,583,516	$148,083,855

b.
Assets Subject to Operating Leases (Note):
Cost:

	Land	Buildings	Machinery and equipment	Furniture and fixtures	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2019	$452,915	$2,624,569	$207,285	$1,319,985	$4,604,754
Disposals	—	(623)	—	(317)	(940)
Acquisition of a subsidiary	7,051	24,024	—	—	31,075
Transfers and reclassifications	—	—	(81,872)	3,213	(78,659)
Exchange effect	(331)	(10,699)	—	(7,701)	(18,731)

As of December 31, 2019	$459,635	$2,637,271	$125,413	$1,315,180	$4,537,499

Accumulated Depreciation and Impairment:

	Land	Buildings	Machinery and equipment	Furniture and fixtures	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2019	$—	$915,988	$188,881	$1,036,003	$2,140,872
Depreciation	—	106,250	3,827	70,708	180,785
Disposals	—	(334)	—	(317)	(651)
Transfers and reclassifications	—	—	(67,295)	10	(67,285)
Exchange effect	—	(2,868)	—	(3,595)	(6,463)

As of December 31, 2019	$—	$1,019,036	$125,413	$1,102,809	$2,247,258

Net carrying amount:
As of December 31, 2019	$459,635	$1,618,235	$—	$212,371	$2,290,241

Intangible Assets
(9)	Intangible Assets
2018
Cost
:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2018	$15,188	$1,080,726	$4,687,751	$3,565,705	$9,349,370
Additions	—	—	214,278	612,253	826,531
Write-off	—	(422,591)	(179,418)	(987,841)	(1,589,850)
Disposal of a subsidiary	(176)	—	—	—	(176)
Reclassifications	—	474,127	—	—	474,127
Exchange effect	—	(6,458)	(210,982)	(1)	(217,441)

As of December 31, 2018	$15,012	$1,125,804	$4,511,629	$3,190,116	$8,842,561

Accumulated Amortization and Impairment
:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2018	$—	$670,014	$2,585,190	$2,306,657	$5,561,861
Amortization	—	357,624	468,296	1,086,882	1,912,802
Write-off	—	(422,591)	(179,418)	(987,841)	(1,589,850)
Exchange effect	—	(3,398)	(30,657)	(1)	(34,056)

As of December 31, 2018	$—	$601,649	$2,843,411	$2,405,697	$5,850,757

Net carrying amount:
As of December 31, 2018	$15,012	$524,155	$1,668,218	$784,419	$2,991,804

2019
Cost:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2019	$15,012	$1,125,804	$4,511,629	$3,190,116	$8,842,561
Additions	—	1,666,599	806,915	851,679	3,325,193
Write-off	—	(383,745)	(953,128)	(638,815)	(1,975,688)
Disposal of a subsidiary	—	—	—	(93)	(93)
Acquisition of a subsidiary	—	964,903	198,181	155,670	1,318,754
Reclassifications	—	53,661	—	—	53,661
Exchange effect	—	(80,074)	(380,092)	(10,551)	(470,717)

As of December 31, 2019	$15,012	$3,347,148	$4,183,505	$3,548,006	$11,093,671

Accumulated Amortization and Impairment
:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2019	$—	$601,649	$2,843,411	$2,405,697	$5,850,757
Amortization	—	760,010	531,790	874,810	2,166,610
Impairment loss	7,398	—	—	—	7,398
Write-off	—	(383,745)	(953,128)	(638,815)	(1,975,688)
Disposal of a subsidiary	—	—	—	(93)	(93)
Reclassifications	—	414	—	—	414
Exchange effect	—	(27,152)	(122,850)	(3,972)	(153,974)

As of December 31, 2019	$7,398	$951,176	$2,299,223	$2,637,627	$5,895,424

Net carrying amount:
As of December 31, 2019	$7,614	$2,395,972	$1,884,282	$910,379	$5,198,247

Disclosure Of Detailed Information About Lease Right Of Use Assets Explanatory
(a)	Right-of-use Assets

As of December 31, 2019
NT$
(In Thousands)
Land (including land use right)	$5,700,136
Buildings	473,558
Machinery and equipment	2,092,924
Transportation equipment	12,019
Other equipment	12,880

Net	$8,291,517

Note:	The Company adopted IFRS 16 on January 1, 2019. The Company elected not to restate prior periods in accordance with the transition provision in IFRS 16.

For the year ended December 31, 2019
NT$
Depreciation	(In Thousands)
Land (including land use right)	$366,827
Buildings	87,572
Machinery and equipment	180,115
Transportation equipment	6,001
Other equipment	4,030

Total	$644,545

i.	For the year ended December 31, 2019, the Company’s addition to right-of-use assets amounted to NT$264 million.

ii.	Please refer to Note 8 for right-of-use assets pledged as collateral.

(b)	Lease Liabilities

As of December 31, 2019
NT$
(In Thousands)
Current	$569,957
Noncurrent	5,461,068

Total	$6,031,025

Note:	The Company adopted IFRS 16 on January 1, 2019. The Company elected not to restate prior periods in accordance with the transition provision in IFRS 16.

Amortization Amounts of Intangible Assets

The amortization amounts of intangible assets are as follows:

	For the years ended December 31,
	2018	2019
	NT$	NT$
	(In Thousands)	(In Thousands)
Operating costs	$758,050	$827,596

Operating expenses	$1,154,752	$1,339,014

Details of Loans
(10)	Short-Term Loans

	As of December 31,
	2018	2019
	NT$	NT$
	(In Thousands)	(In Thousands)
Unsecured bank loans	$7,780,552	$8,080,200
Unsecured other loans	5,323,256	3,935,006

Total	$13,103,808	$12,015,206

	For the years ended December 31,
	2017	2018	2019
Interest rates applied	0.00%~4.35%	0.00%~4.55%	0.00%~4.55%

Bonds Payable
(11)	Bonds Payable

	As of December 31,
	2018	2019
	NT$	NT$
	(In Thousands)	(In Thousands)
Unsecured domestic bonds payable	$23,700,000	$21,200,000
Unsecured convertible bonds payable	18,196,332	17,729,293
Less: Discounts on bonds payable	(518,150)	(147,877)

Total	41,378,182	38,781,416
Less: Current portion	(2,499,235)	(20,093,825)

Net	$38,878,947	$18,687,591

Summary of Terms and Conditions of Bonds
a.	UMC issued domestic unsecured corporate bonds. The terms and conditions of the bonds were as follows:

Term	Issuance date	Issued amount	Coupon rate	Repayment
Seven-year	In early June 2012	NT$2,500 million	1.63%	Interest was paid annually and the principal was fully repaid in June 2019.
Five-year	In mid-March 2013	NT$7,500 million	1.35%	Interest was paid annually and the principal was fully repaid in March 2018.
Seven-year	In mid-March 2013	NT$2,500 million	1.50%	Interest will be paid annually and the principal will be repayable in March 2020 upon maturity.
Seven-year	In mid-June 2014	NT$2,000 million	1.70%	Interest will be paid annually and the principal will be repayable in June 2021 upon maturity.
Ten-year	In mid-June 2014	NT$3,000 million	1.95%	Interest will be paid annually and the principal will be repayable in June 2024 upon maturity.
Five-year	In late March 2017	NT$6,200 million	1.15%	Interest will be paid annually and the principal will be repayable in March 2022 upon maturity.
Seven-year	In late March 2017	NT$2,100 million	1.43%	Interest will be paid annually and the principal will be repayable in March 2024 upon maturity.
Five-year	In early October 2017	NT$2,000 million	0.94%	Interest will be paid annually and the principal will be repayable in October 2022 upon maturity.
Seven-year	In early October 2017	NT$3,400 million	1.13%	Interest will be paid annually and the principal will be repayable in October 2024 upon maturity.

Defined Benefit Plan Recognized on the Consolidated Balance Sheets
iii.	The defined benefit plan recognized on the consolidated balance sheets are as follows:

	As of December 31,
	2018	2019
	NT$ (In Thousands)	NT$ (In Thousands)
Present value of the defined benefit obligation	$(5,620,509)	$(5,411,069)
Fair value of plan assets	1,453,335	1,385,696

Funded status	(4,167,174)	(4,025,373)

Net defined benefit liabilities, noncurrent recognized on the consolidated balance sheets	$(4,167,174)	$(4,025,373)

Major Categories of Plan Assets as a Percentage of Fair Value of the Total Plan Assets
iv.	The major categories of plan assets as a percentage of the fair value of the total plan assets are as follows:

	As of December 31,
	2018	2019
Cash	17%	21%
Equity instruments	51%	45%
Debt instruments	24%	24%
Others	8%	10%

Principal Underlying Actuarial Assumptions
v.	The principal underlying actuarial assumptions are as follows:

	As of December 31,
	2018	2019
Discount rate	0.91%	0.67%
Rate of future salary increase	3.50%	3.50%

Expected Future Benefit Payments

vi.	Expected future benefit payments are as follows:

Year	As of December 31, 2019
NT$ (In Thousands)
2020	$230,468
2021	252,969
2022	298,483
2023	328,958
2024	377,022
2025 and thereafter	4,263,427

Total	$5,751,327

Sensitivity Analysis
vii.	Sensitivity analysis:

As of December 31, 2018
	Discount rate		Rate of future salary increase
	0.5% increase	0.5% decrease	0.5% increase	0.5% decrease
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Decrease (increase) in defined benefit obligation	$262,909	$(281,037)	$(244,120)	$231,751

As of December 31, 2019
	Discount rate		Rate of future salary increase
	0.5% increase	0.5% decrease	0.5% increase	0.5% decrease
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Decrease (increase) in defined benefit obligation	$235,666	$(251,131)	$(215,694)	$205,388

Deferred Government Grants
(14)	Deferred Government Grants

	As of December 31,
	2018	2019
	NT$ (In Thousands)	NT$ (In Thousands)
Beginning balance	$14,595,546	$17,480,904
Arising during the period	7,129,770	617,685
Recorded in profit or loss:
Other operating income	(3,885,722)	(4,062,148)
Exchange effect	(358,690)	(484,888)

Ending balance	$17,480,904	$13,551,553

Current	$3,832,124	$3,780,579
Noncurrent	13,648,780	9,770,974

Total	$17,480,904	$13,551,553

Summary of Refund Liabilities
(15)	Refund Liabilities (classified under other current liabilities)

	As of December 31,
	2018	2019
	NT$ (In Thousands)	NT$ (In Thousands)
Refund liabilities	$1,213,476	$2,078,075

Purpose for Repurchase and Changes in Treasury Stock
i.
UMC carried out a treasury stock program and repurchased its shares from the centralized securities exchange market. The purpose for the repurchase and changes in treasury stock during the years ended December 31, 2018 and 2019 were as follows:

For the year ended December 31, 2018
(In thousands of shares)

Purpose	As of January 1, 2018	Increase	Decrease	As of December 31, 2018
For transfer to employees	400,000	—	200,000	200,000
To maintain UMC’s credit and its stockholders’ rights and interests	—	480,000	200,000	280,000

	400,000	480,000	400,000	480,000

For the year ended December 31, 2019
(In thousands of shares)

Purpose	As of January 1, 2019	Increase	Decrease	As of December 31, 2019
For transfer to employees	200,000	—	200,000	—
To maintain UMC’s credit and its stockholders’ rights and interests	280,000	220,000	500,000	—

	480,000	220,000	700,000	—

Details of Distribution

	Appropriation of earnings (in thousand NT dollars)		Cash dividend per share (NT dollars)
	2018	2019	2018	2019
Legal reserve	$707,299	$9 6 3, 947
Special reserve	14,513,940	(3,491,626)
Cash dividends	6,916,105	9,765,155	$0.58	$0.75

Non-controlling Interests
d.	Non-controlling interests:

	For the years ended December 31,
	2017	2018	2019
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Beginning balance	$2,161,729	$956,808	$466,768
Impact of retroactive applications of IFRS 15	—	1,597	—

Adjusted balance as of January 1	2,161,729	958,405	466,768
Attributable to non-controlling interests:
Net loss	(2,997,469)	(4,429,938)	(3,578,847)
Other comprehensive income (loss)	(111,601)	(103,894)	(15,213)
Changes in subsidiaries’ ownership	(999,151)	(278,613)	24,740
Disposal of a subsidiary	—	(7,074)	—
Derecognition of the non-controlling interests	2,903,300	4,327,882	3,512,617

Ending balance	$956,808	$466,768	$410,065

Operating Revenues

a.	Disaggregation of revenue
2017

i.	Operating Revenues

For the year ended December 31, 2017
NT$
(In Thousands)
Net sales
Sale of goods	$142,957,544
Other operating revenues
Royalty	6,817
Mask tooling	3,334,844
Others	2,985,501

Operating revenues	$149,284,706

Summary of Disaggregation of Revenue by Geography

ii.	By geography

For the year ended December 31, 2017
NT$
(In Thousands)
Taiwan	$48,952,219
Singapore	30,798,270
China (includes Hong Kong)	18,971,866
Japan	4,694,277
USA	18,208,227
Europe	14,329,730
Others	13,330,117

Total	$149,284,706

Summary of Disaggregation of Revenue by Product	2018 and 2019
i.	By product

	For the years ended December 31,
	2018	2019
	NT$	NT$
	(In Thousands)	(In Thousands)
Wafer	$142,550,304	$142,625,019
Others	8,702,267	5,576,622

Total	$151,252,571	$148,201,641

Summary of Disaggregation of Revenue by Operating Segments
ii.	By operating segments

	For the year ended December 31, 2018
	Wafer Fabrication	New Business	Subtotal	Adjustment and Elimination	Consolidated
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Revenue from contracts with customers	$151,023,932	$247,929	$151,271,861	$(19,290)	$151,252,571

The timing of revenue recognition:
At a point in time	$146,247,350	$247,929	$146,495,279	$(19,290)	$146,475,989
Over time	4,776,582	—	4,776,582	—	4,776,582

Total	$151,023,932	$247,929	$151,271,861	$(19,290)	$151,252,571

	For the year ended December 31, 2019
	Wafer Fabrication	New Business	Subtotal	Adjustment and Elimination	Consolidated
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Revenue from contracts with customers	$148,123,306	$78,335	$148,201,641	$—	$148,201,641

The timing of revenue recognition:
At a point in time	$146,978,700	$78,335	$147,057,035	$—	$147,057,035
Over time	1,144,606	—	1,144,606	—	1,144,606

Total	$148,123,306	$78,335	$148,201,641	$—	$148,201,641

Summary of Balances of Contract Assets and Contract Liabilities
b.	Contract balances

i.	Contract assets, current

	As of January 1,	As of December 31,
	2018	2018	2019
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Sales of goods and services	$129,042	$486,184	$599,491
Less: Loss allowance	—	(393,974)	(385,248)

Net	$129,042	$92,210	$214,243

ii.	Contract liabilities

	As of January 1,	As of December 31,
	2018	2018	2019
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Sales of goods and services	$3,951,414	$932,371	$1,470,195

Current	$3,951,414	$932,371	$988,115
Noncurrent	—	—	482,080

Total	$3,951,414	$932,371	$1,470,195

Employee Benefit, Depreciation and Amortization Expenses
The Company’s employee benefit, depreciation and amortization expenses are summarized as follows:

	For the years ended December 31,
	2017			2018			2019
	Operating costs	Operating expenses	Total	Operating costs	Operating expenses	Total	Operating costs	Operating expenses	Total
	NT$			NT$			NT$
	(In Thousands)			(In Thousands)			(In Thousands)
Employee benefit expenses
Salaries	$16,676,560	$7,045,487	$23,722,047	$17,694,175	$7,780,063	$25,474,238	$17,109,432	$7,712,792	$24,822,224
Labor and health insurance	878,576	376,523	1,255,099	882,671	376,556	1,259,227	911,037	395,571	1,306,608
Pension	1,008,121	327,454	1,335,575	1,065,176	342,565	1,407,741	1,066,877	361,281	1,428,158
Other employee benefit expenses	259,701	118,422	378,123	289,395	111,734	401,129	303,358	124,631	427,989
Depreciation	47,820,812	3,003,855	50,824,667	47,086,993	2,689,314	49,776,307	45,068,673	1,841,954	46,910,627
Amortization	911,563	1,222,163	2,133,726	880,967	1,219,163	2,100,130	848,214	1,368,440	2,216,654

Details of Distribution of Employees' Compensation and Directors' Compensation	The details of distribution are as follows:

	2017	2018	2019
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Employees’ compensation – Cash	$1,032,324	$1,400,835	$1,132,952
Directors’ compensation	11,452	7,624	10,259

Net Other Operating Income and Expenses
(20)	Net Other Operating Income and Expenses

	For the years ended December 31,
	2017	2018	2019
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Rental income from property	$160,119	$199,505	$200,351
Gain on disposal of property, plant and equipment	82,397	136,743	43,036
Government grants	1,710,176	5,220,746	5,366,907
Impairment loss
Property, plant and equipment	—	—	(84,974)
Goodwill	—	—	(7,398)
Others	(298,997)	(440,110)	(335,760)

Total	$1,653,695	$5,116,884	$5,182,162

Non-Operating Income and Expenses
(21)	Non-Operating Income and Expenses

a.	Other gains and losses

	For the years ended December 31,
	2017	2018	2019
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Gain (loss) on valuation of financial assets and liabilities at fair value through profit or loss	$598,270	$(1,167,735)	$1,279,931
Impairment loss
Investments accounted for under the equity method	—	(46,225)	(25,762)
Available-for-sale financial assets, noncurrent	(664,948)	—	—
Financial assets measured at cost, noncurrent	(285,387)	—	—
Gain (loss) on disposal of investments	1,269,369	(19,286)	(16,293)
Others	76,788	104,956	(71,147)

Total	$994,092	$(1,128,290)	$1, 166 , 729

b.	Finance costs

	For the years ended December 31,
	2017	2018	2019
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Interest expenses
Bonds payable	$763,124	$710,663	$672,902
Bank loans	1,563,590	1,782,544	1,808,633
Lease liabilities (Note)	—	—	178,112
Others	80,158	275,465	274,168
Financial expenses	88,290	82,553	63,828

Total	$2,495,162	$2,851,225	$2,997,643

Components of Other Comprehensive Income (Loss)
(22)	Components of Other Comprehensive Income (Loss)

	For the year ended December 31, 2017
	Arising during the period	Reclassification adjustments during the period	Other comprehensive income (loss), before tax	Income tax effect	Other comprehensive income (loss), net of tax
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit pension plans	$(184,186)	$—	$(184,186)	$31,311	$(152,875)
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	1,221	—	1,221	—	1,221
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(5,975,203)	—	(5,975,203)	59,838	(5,915,365)
Unrealized gains or losses on available-for-sale financial assets	1,224,344	(642,905)	581,439	100,059	681,498
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	604,675	102,302	706,977	(135,989)	570,988

Total other comprehensive income (loss)	$(4,329,149)	$(540,603)	$(4,869,752)	$55,219	$(4,814,533)

	For the year ended December 31, 2018
	Arising during the period	Reclassification adjustments during the period	Other comprehensive income (loss), before tax	Income tax effect	Other comprehensive income (loss), net of tax
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit pension plans	$(55,060)	$—	$(55,060)	$32,647	$(22,413)
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	1,454,018	—	1,454,018	(419,198)	1,034,820
Gains or losses on hedging instruments which will not be reclassified subsequently to profit or loss	(2,572)	—	(2,572)	514	(2,058)
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	(103,319)	—	(103,319)	27,741	(75,578)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(47,417)	408	(47,009)	(28,845)	(75,854)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	(11,069)	(12,897)	(23,966)	659	(23,307)

Total other comprehensive income (loss)	$1,234,581	$(12,489)	$1,222,092	$(386,482)	$835,610

	For the year ended December 31, 2019
	Arising during the period	Reclassification adjustments during the period	Other comprehensive income (loss), before tax	Income tax effect	Other comprehensive income (loss), net of tax
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit pension plans	$106,403	$—	$106,403	$(21,281)	$85,122
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	5,486,209	—	5,486,209	(394,695)	5,091,514
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	899,025	—	899,025	(41,643)	857,382
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(3,292,023)	14,085	(3,277,938)	14,949	(3,262,989)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	8,799	6,594	15,393	(8,843)	6,550

Total other comprehensive income (loss)	$3,208,413	$20,679	$3,229,092	$(451,513)	$2,777,579

Major Components of Income Tax Expense
a.	The major components of income tax expense for the years ended December 31, 2017, 2018 and 2019 were as follows:

i.	Income tax expense (benefit) recorded in profit or loss

	For the years ended December 31,
	2017	2018	2019
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Current income tax expense (benefit):
Current income tax charge	$2,467,004	$(264,909)	$772,795
Adjustments in respect of current income tax of prior periods	(364,951)	(899,219)	(1,033,780)
Deferred income tax expense (benefit):
Deferred income tax related to origination and reversal of temporary differences	(1,033,142)	1,350,028	465,530
Deferred income tax related to recognition and derecognition of tax losses and unused tax credits	(424,608)	(335,367)	231,971
Deferred income tax related to changes in tax rates	12,477	(842,123)	—
Adjustment of prior year’s deferred income tax	9,233	(2,744)	121,189
Deferred income tax arising from write-down or reversal of write-down of deferred tax assets	326,468	(135,543)	(327,359)

Income tax expense (benefit) recorded in profit or loss	$992,481	$(1,129,877)	$230,346

ii.	Income tax related to components of other comprehensive income (loss)

(i)	Items that will not be reclassified subsequently to profit or loss:

	For the years ended December 31,
	2017	2018	2019
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Remeasurements of defined benefit pension plans	$31,311	$11,012	$(21,281)
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	—	(24,969)	(394,695)
Gains or losses on hedging instruments which will not be reclassified subsequently to profit or loss	—	514	—
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	—	18,045	(41,643)
Deferred income tax related to changes in tax rates	—	(362,898)	—

Income tax related to items that will not be reclassified subsequently to profit or loss	$31,311	$(358,296)	$(457,619)

(ii)	Items that may be reclassified subsequently to profit or loss:

	For the years ended December 31,
	2017	2018	2019
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Exchange differences on translation of foreign operations	$59,838	$(24,339)	$14,949
Unrealized gains or losses on available-for-sale financial assets	100,059	—	—
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	(135,989)	1,847	(8,843)
Deferred income tax related to changes in tax rates	—	(5,694)	—

Income tax related to items that may be reclassified subsequently to profit or loss	$23,908	$(28,186)	$6,106

iii.	Deferred income tax charged directly to equity

	For the years ended December 31,
	2017	2018	2019
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Adjustments of changes in net assets of associates and joint ventures accounted for using equity method	$227	$(414)	$(532)
Reversal of temporary difference arising from initial recognition of the equity component of the compound financial instrument	—	—	(45)
Gains or losses on hedging instruments which will not be reclassified subsequently to profit or loss	—	—	(514)
Deferred income tax related to changes in tax rates	—	(57,140)	—

Income tax recognized directly to equity	$227	$(57,554)	$(1,091)

Reconciliation Between Income Tax Expense and Income Before Tax at UMC's Applicable Tax Rate
b.	A reconciliation between income tax expense and income before tax at UMC’s applicable tax rate was as follows:

	For the years ended December 31,
	2017	2018	2019
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Income before tax	$7,671,710	$2,117,920	$4,80 6 , 596

At UMC’s statutory income tax rate	1,304,191	423,584	96 1 , 319
Adjustments in respect of current income tax of prior periods	(364,951)	(899,219)	(1,033,780)
Net changes in loss carry-forward and investment tax credits	564,742	2,239,058	2,387,922
Adjustment of deferred tax assets/liabilities for write-downs/reversals and different jurisdictional tax rates	330,228	49,625	(169,568)
Tax effect of non-taxable income and non-deductible expenses:
Tax exempt income	(1,549,018)	(451,589)	(1,778,820)
Investment gain	(639,979)	(886,546)	(270,610)
Dividend income	(83,154)	(112,810)	(139,093)
Others	259,590	140,278	110,991
Basic tax	33,207	—	3,215
Estimated income tax on unappropriated earnings	38,069	(849,328)	150,401
Deferred income tax related to changes in tax rates	12,477	(842,123)	—
Effect of different tax rates applicable to UMC and its subsidiaries	(21,615)	(118,404)	(102,608)
Taxes withheld in other jurisdictions	868,106	48,291	19,749
Others	240,588	129,306	91,228

Income tax expense (benefit) recorded in profit or loss	$992,481	$(1,129,877)	$23 0 , 346

Significant Components of Deferred Income Tax Assets and Liabilities
c.	Significant components of deferred income tax assets and liabilities were as follows:

	As of December 31,
	2018	2019
	NT$	NT$
	(In Thousands)	(In Thousands)
Deferred income tax assets
Depreciation	$1,930,388	$1,658,688
Loss carry-forward	502,331	1,310,300
Pension	825,792	800,734
Refund liabilities	232,854	339,185
Allowance for inventory valuation losses	416,270	628,725
Investment loss	748,983	486,537
Unrealized profit on intercompany sales	1,703,942	1,568,645
Investment tax credits	336,869	—
Others	98,367	7 70 , 543

Total deferred income tax assets	6,795,796	7,56 3 , 357

Deferred income tax liabilities
Unrealized exchange gain	(535,595)	(565,175)
Depreciation	(440,524)	(550,772)
Investment gain	(513,322)	(702,547)
Convertible bond option	(139,693)	(69,484)
Amortizable assets	(342,607)	(321,459)
Others	(7,768)	(11,793)

Total deferred income tax liabilities	(1,979,509)	(2,221,230)

Net deferred income tax assets	$4,816,287	$5,3 42 , 127

Movement of Deferred Tax
d.	Movement of deferred tax

	For the years ended December 31,
	2018	2019
	NT$	NT$
	(In Thousands)	(In Thousands)
Balance as of January 1	$3,788,906	$4,816,287
Impact of retroactive applications of IFRS 15, IFRS 9 and IFRS 16	1,515,238	93

Adjusted balance as of January 1	5,304,144	4,816,380

Acquisition from business combinations	—	1,542,895
Amounts recognized in profit or loss during the period	(34,251)	(49 1 , 331)
Amounts recognized in other comprehensive income	(386,482)	(451,513)
Amounts recognized in equity	(57,554)	(1,091)
Exchange adjustments	(9,570)	(73,213)

Balance as of December 31	$4,816,287	$5,3 42 , 127

Earnings Per Share
(24)	Earnings Per Share

a.	Earnings per share-basic

	For the years ended December 31,
	2017	2018	2019
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Net income attributable to the parent company	$9,676,698	$7,677,735	$8,1 55 , 097

Weighted-average number of ordinary shares for basic earnings per share (thousand shares)	11,994,760	11,889,723	11,565,068

Earnings per share-basic (NTD)	$0.81	$0.65	$0.71

b.	Earnings per share-diluted

	For the years ended December 31,
	2017	2018	2019
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Net income attributable to the parent company	$9,676,698	$7,677,735	$8, 155 , 097
Effect of dilution
Unsecured convertible bonds	288,091	283,349	289,121

Income attributable to stockholders of the parent	$9,964,789	$7,961,084	$8,4 44 , 218

Weighted-average number of common stocks for basic earnings per share (thousand shares)	11,994,760	11,889,723	11,565,068
Effect of dilution
Employees’ compensation	83,981	137,511	90,047
Unsecured convertible bonds	1,193,935	1,243,599	1,295,729

Weighted-average number of common stocks after dilution (thousand shares)	13,272,676	13,270,833	12,950,844

Earnings per share-diluted (NTD)	$0.75	$0.60	$0.65

Reconciliation of Liabilities Arising from Financing Activities
(25)	Reconciliation of Liabilities Arising from Financing Activities
For the year ended December 31, 2018

	As of December 31, 2017	Cash Flows	Non-cash changes		As of December 31, 2018
Items			Foreign exchange	Others (Note A)
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Short-term loans	$25,445,540	$(12,288,248)	$(292,466)	$238,982	$13,103,808
Long-term loans (current portion included)	32,165,336	(1,880,197)	556,777	(15,701)	30,826,215
Bonds payable (current portion included)	48,517,631	(7,500,000)	—	360,551	41,378,182
Guarantee deposits (current portion included)	564,576	88,131	13,086	—	665,793
Other financial liabilities-noncurrent (Note B)	20,486,119	—	(456,551)	380,787	20,410,355
For the year ended December 31, 2019
			Non-cash changes
Items	As of December 31, 2018	Cash Flows	Foreign exchange	Others (Note A)	As of December 31, 2019
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Short-term loans	$13,103,808	$(993,723)	$(368,507)	$273,628	$12,015,206
Long-term loans (current portion included)	30,826,215	3,876,991	(802,975)	1,843	33,902,074
Bonds payable (current portion included)	41,378,182	(2,500,000)	—	(96,766)	38,781,416
Guarantee deposits (current portion included)	665,793	252,269	(2,021)	(619,347)	296,694
Lease liabilities	6,006,457	(633,488)	(78,432)	736,488 (Note C )	6,031,025
Other financial liabilities-noncurrent (Note B)	20,410,355	—	(698,127)	381,213	20,093,441

Note A: Other
non-cash
changes mainly consisted of discount amortization measured by the effective interest method.
Note B: Please refer to Note 9(5) for more details on other financial liabilities-noncurrent.
Note C: Including the impact from acquisition of a subsidiary.

Summary of detailed information about business combination

NT$
(In Thousands)
Consideration Transferred:
Cash	$15,711,370
Fair value of previously held equity interest immediately before acquisition	2,303,988
Gains or losses on hedging instruments	2,572

Total	$18,017,930

Cash flows analysis of acquisition:
Cash Consideration	$15,711,370
Net cash acquired from the subsidiary	(2,910,389)

Net cash outflows from acquisition	$12,800,981

The fair value of the identifiable assets and liabilities of USJC as of the date of acquisition were:

Fair value recognized on the acquisition date
NT$
(In Thousands)
Assets
Cash and cash equivalents	$2,910,389
Accounts receivable	3,561,827
Inventories	2,428,616
Property, plant and equipment	11,497,618
Right-of-use assets	479,547
Intangible assets	1,318,754
Deferred tax assets	1,563,553
Others	230,431

23,990,735

Liabilities
Accounts payable	(3,170,323)
Other payables and payables on equipment	(1,962,119)
Lease liabilities	(479,547)
Others	(189,231)

(5,801,220)

Total identifiable net assets	$18,189,515

Gain on bargain purchase:
Consideration transferred	$18,017,930
Less: Fair value of identifiable net assets	(18,189,515)

Bargain purchase gain	$(171,585)

Summary of Derecognized Assets and Liabilities
a.	Derecognized assets and liabilities mainly consisted of:

NT$
(In Thousands)
Assets
Cash and cash equivalents	$14,430
Notes and accounts receivable	18,239
Inventories	46,717
Property, plant and equipment	45,515
Others	2,365

127,266

Liabilities
Short-term loans	(34,313)
Payables	(29,309)
Current portion of long-term liabilities	(11,899)
Long-term loans	(5,502)
Others	(2,872)

(83,895)

Net assets of the subsidiary deconsolidated	$43,371

Summary of Consideration Received and Loss Recognized
b.	Consideration received and loss recognized from the transaction:

NT$
(In Thousands)
Cash received	$4,617
Less: Net assets of the subsidiary deconsolidated	(43,371)
Add: Non-controlling interests	7,074
Less: Goodwill	(176)

Loss on disposal of subsidiary	$(31,856)

Summary of Net Cash Outflow Arising from Deconsolidation of the Subsidiary
c.	Analysis of net cash outflow arising from deconsolidation of the subsidiary:

NT$
(In Thousands)
Cash received	$4,617
Net cash of subsidiary derecognized	(14,430)

Net cash outflow from deconsolidation	$(9,813)

Unused tax credits [member]
Statement [Line Items]
Unused Tax Credits and Losses
g.	The information of the unused tax loss carry-forward for which no deferred income tax assets have been recognized was as follows:

	As of December 31,
	2018	2019
	NT$	NT$
	(In Thousands)	(In Thousands)
Expiry period
1-5 years	$27,072,604	$38,708,327
6-10 years	10,799,310	9,588,002
more than 10 years	5,043	—

Total	$37,876,957	$48,296,329

Aggregated individually immaterial associates [member]
Statement [Line Items]
Aggregate Amount of the Company's Share of its Individually Immaterial Associates
i.	The aggregate amount of the Company’s share of all its individually immaterial associates that are accounted for using the equity method was as follows:

	For the years ended December 31,
	2017	2018	2019
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Profit (loss) from continuing operations	$77,589	$(616,665)	$115,329
Post-tax profit from discontinued operations	80,248	—	—
Other comprehensive income (loss)	526,773	(82,871)	873,308

Total comprehensive income (loss)	$684,610	$(699,536)	$988,637

More than 1 year [member]
Statement [Line Items]
Details of Loans
a.	Details of long-term loans as of December 31, 2018 and 2019 are as follows:

	As of December 31,
Lenders	2018	2019	Redemption
	NT$ (In Thousands)	NT$ (In Thousands)
Secured Long-Term Loan from Mega International Commercial Bank (1)	$6,013	$3,827	Effective July 3, 2017 to July 5, 2021. Interest-only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured Long-Term Loan from Mega International Commercial Bank (2)	—	10,380	Effective October 24, 2019 to October 24, 2024. Interest-only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (1)	3,006	1,288	Effective August 10, 2015 to August 10, 2020. Interest-only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (2)	83,243	71,351	Effective October 19, 2015 to October 19, 2025. Interest-only payment for the first year. Principal is repaid in 37 quarterly payments with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (3)	—	29,896	Repayable monthly from May 31, 2019 to May 31, 2023 with monthly interest payments.
Secured Syndicated Loans from China Development Bank and 6 others	28,987,895	26,892,457	Effective October 20, 2016 to October 20, 2024. Interest-only payment for the first and the second year. Principal is repaid in 13 semi-annual payments with semi-annual interest payments.
Unsecured Syndicated Loans from Bank of Taiwan and 7 others	747,900	—	Repayable semi-annually from February 6, 2017 to February 6, 2020 with monthly interest payments.
Unsecured Long-Term Loan from Bank of Taiwan	1,000,000	—	Repayable quarterly from March 23, 2019 to December 23, 2021 with monthly interest payments.
Unsecured Long-Term Loan from CTBC Bank	—	747,900	Effective January 10, 2019 to September 30, 2021. Interest-only payment for the first and nine months. Principal is repaid in full at the end of the term with monthly interest payments.
Unsecured Long-Term Loan from ICBC Bank	—	1,744,975	Repayable semi-annually from March 10, 2020 to September 9, 2021 with quarterly interest payments.
Unsecured Revolving Loan from Mega International Commercial Bank (Note A)	—	2,000,000	Repayable semi-annually from October 16, 2020 to April 16, 2022 with monthly interest payments.
Unsecured Revolving Loan from Chang Hwa Commercial Bank (Note B)	—	2,400,000	Repayable quarterly from January 26, 2021 to October 26, 2022 with monthly interest payments.

Subtotal	30,828,057	33,902,074
Less: Administrative expenses from syndicated loans	(1,842)	—
Less: Current portion	(2,622,161)	(4,701,775)

Total	$28,204,054	$29,200,299

	For the years ended December 31,
	2017	2018	2019
Interest rates applied	0.99%~4.66%	0.99%~5.56%	0.55%~5.56%

Plan assets [member]
Statement [Line Items]
Defined Benefit Plan Recognized on the Consolidated Balance Sheets
ii.	Movements in fair value of plan assets during the year:

	For the years ended December 31,
	2018	2019
	NT$ (In Thousands)	NT$ (In Thousands)
Beginning balance of fair value of plan assets	$1,532,539	$1,453,335
Items recognized as profit or loss:
Interest income on plan assets	16,552	13,225
Contribution by employer	95,577	94,362
Benefits paid	(233,530)	(216,510)
Remeasurements recognized in other comprehensive income (loss):
Return on plan assets, excluding amounts included in interest income	42,197	41,284

Fair value of plan assets at end of year	$1,453,335	$1,385,696

Present value of defined benefit obligation [member]
Statement [Line Items]
Defined Benefit Plan Recognized on the Consolidated Balance Sheets
i.	Movements in present value of defined benefit obligation during the year:

	For the years ended December 31,
	2018	2019
	NT$ (In Thousands)	NT$ (In Thousands)
Defined benefit obligation at beginning of year	$(5,671,058)	$(5,620,509)
Items recognized as profit or loss:
Service cost	(24,477)	(21,043)
Interest cost	(61,247)	(51,146)

Subtotal	(85,724)	(72,189)

Remeasurements recognized in other comprehensive income (loss):
Arising from changes in financial assumptions	(91,350)	(114,976)
Experience adjustments	(5,907)	180,095

Subtotal	(97,257)	65,119

Benefits paid	233,530	216,510

Defined benefit obligation at end of year	$(5,620,509)	$(5,411,069)

Financial assets at fair value through profit or loss [member]
Statement [Line Items]
Financial Assets
(2)	Financial Assets at Fair Value through Profit or Loss

	As of December 31,
	2018	2019
	NT$	NT$
	(In Thousands)	(In Thousands)
Financial assets mandatorily measured at fair value through profit or loss
Common stocks	$6,814,915	$8,381,085
Preferred stocks	2,998,228	3,299,419
Funds	2,030,688	2,195,524
Convertible Bonds	236,905	145,445
Forward contracts	3,561	—
Option	—	—

Total	$12,084,297	$14,021,473

Current	$528,450	$722,794
Noncurrent	11,555,847	13,298,679

Total	$12,084,297	$14,021,473

Financial assets at fair value through other comprehensive income [member]
Statement [Line Items]
Financial Assets
(5)	Financial Assets at Fair Value through Other Comprehensive Income, Non-Current

	As of December 31,
	2018	2019
	NT$	NT$
	(In Thousands)	(In Thousands)
Equity instruments
Common stocks	$11,401,451	$14,547,738
Preferred stocks	184,026	175,494

Total	$11,585,477	$14,723,232

Trade receivables [member]
Statement [Line Items]
Financial Assets
(3)	Accounts Receivable, Net

	As of December 31,
	2018	2019
	NT$	NT$
	(In Thousands)	(In Thousands)
Accounts receivable	$23,784,141	$26,136,293
Less: loss allowance	(48,152)	(6 21 , 410)

Net	$23,735,989	$25, 514 , 8 8 3